Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Schedule of composition of income (loss) from continuing operations before income taxes and income tax expense (benefit)
	Year Ended December 31,
	2021	2020	2019
	U.S. Dollars (in thousands)
Income from continuing operations before income taxes:
Israel	67,643	20,430	20,783
Non-Israeli	4,285	2,969	1,990

	71,928	23,399	22,773
Income tax expense from continuing operations:
Current:
Israel	(*) 9,930	-	-
Non-Israeli	1,603	670	424
	11,533	670	424
Deferred benefit:
Israel	714	943	1,351
Non-Israeli	(596)	8	175
	118	951	1,526

	11,651	1,621	1,950

(*) see Note 18B(b)

Schedule of reconciliation of the theoretical income tax expense
	Year Ended December 31,
	2021	2020	2019
	U.S. Dollars (in thousands)

Income from continuing operations before income taxes	71,928	23,399	22,773

Statutory tax rate	23%	23%	23%

Theoretical income tax expense	16,543	5,382	5,238

Increase (decrease) in income tax expense resulting from:

Income tax on earning of previous years- see Note 18B(b)	5,306	-	-

Non-deductible expenses (*)	285	239	337

Differences between Israeli shekel
and dollar-adjusted financial statements, net (**)	-	(739)	(479)

Tax rate differential	(10,715)	(3,251)	(3,340)

Other	232	(10)	194

Actual income tax expense (benefit)	11,651	1,621	1,950

(*) Including non-deductible share-based compensation.
(**) The Company has elected, as from the 2021 tax year, to measure its results for tax purposes on the basis of the changes in the exchange rate of the Dollar. The Company must continue to be taxed on this basis for at least three years.

Schedule of deferred tax assets and liabilities
	December 31,
	2021	2020
	U.S. Dollars (in thousands)

Deferred tax assets:
Allowance for doubtful accounts	1	3
Deferred revenue	838	340
Accrued expenses	535	469
Net operating loss and tax credit carryforwards	211	644
Lease liability	278	170
Other temporary differences	217	344

Deferred tax asset	2,080	1,970

Deferred tax liabilities:
Property, plant and equipment	(700)	(618)
Right of use assets	(278)	(170)
Undistributed earnings	(875)	(700)
Total deferred tax liabilities	(1,853)	(1,488)

Net deferred tax assets	227	482